PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2017	2018
Digital display network equipment	$6,548	$6,183
Wi-Fi and network equipment	36,431	34,476
Gas station display network equipment	43,079	39,523
Software	9,764	9,241
Office property	11,506	10,888
Computer and office equipment	3,264	3,058
Vehicle	817	773
Leasehold improvement	2,262	2,783
Furniture and fixture	994	1,086
Total original costs	114,665	108,011
Less: impairment	(51,702)	(48,885)
Less: accumulated depreciation	(47,521)	(45,660)
Construction in progress	514	569
Less: impairment on construction in process	(514)	(569)

Total property and equipment, net	$15,442	$13,466

Depreciation expense recorded for the years ended December 31, 2016, 2017 and 2018 were $12,461, $11,547 and $1,560 respectively.
Impairment loss recorded for the years ended December 31, 2016, 2017 and 2018 were $826, $49,468 and $564 respectively.